Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
United States [Member]
Income Tax [Line Items]
Federal tax rate	21.00%
State income tax rate	9.00%
Accumulated tax losses	$ 54,168	$ 46,201
Percentage of taxable income annual limitation to offset against future taxable profits	80.00%
China [Member]
Income Tax [Line Items]
Corporate income tax rate	25.00%
Accumulated tax losses	$ 102,647	$ 83,103
China [Member] | Bottom of Range [Member]
Income Tax [Line Items]
Extension of unused tax losses expiry term	5 years
Unused tax losses expiry term	5 years
China [Member] | Top of Range [Member]
Income Tax [Line Items]
Extension of unused tax losses expiry term	10 years
Unused tax losses expiry term	10 years